Commitments and Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 2.5	$ 2.0	$ 0.8